Net Loss Per Share - Schedule of computation of basic and diluted net loss per share in relation to the Class A Common Stock (Details) - USD ($)		3 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Oct. 31, 2021	Sep. 30, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Net loss	$ (14,691)	$ 4,664,815	$ (2,445,737)	$ (1,159,117)		$ 1,059,961
Common Class A [Member]
Weighted-average Class A Common Stock outstanding		34,500,000				34,500,000
Basic		$ 0.11				$ 0.02
Diluted		$ 0.11				$ 0.02
Rigetti Holdings [Member]
Net loss					$ (29,507,327)		$ (17,895,346)	$ (26,127,496)	$ (53,816,321)
Rigetti Holdings [Member] | Common Class A [Member]
Weighted-average Class A Common Stock outstanding								20,719,085	7,495,071
Basic								$ (1.26)	$ (7.18)
Diluted								$ (1.26)	$ (7.18)